FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2023
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT

21. FAIR VALUE MEASUREMENT

The following table sets forth the financial instruments, measured at fair value, by level within the fair value hierarchy on recurring basis as of December 31, 2022 and 2023:

		Fair value measurement at
		reporting date using
		Quoted
		prices in
		active	Significant	Significant
		markets for	other	other
		identical	observable	unobservable
	December 31,	assets	inputs	inputs
	2022	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB

	(in thousands)
Assets
Fair value disclosure
Short-term investments
Short-term time deposits	3,911,410	—	3,911,410	—
Held-to-maturity debt investments	3,571,060	—	3,571,060	—
Long-term investments
Long-term time deposits	11,064,516	—	11,064,516	—
Held-to-maturity debt investments	138,485	—	138,485	—
Fair value measurements on a recurring basis
Short-term investments
Equity investments at fair value with readily determinable fair value
Listed equity securities	70,415	70,415	—	—
Wealth management products	26,491,683	—	23,492,290	2,999,393
Available-for-sale debt investments	1,380,668	—	1,380,668	—
Long-term investments
Equity investments without readily determinable fair value using NAV practical expedient (i)	91,005
Equity investments at fair value with readily determinable fair value	37,134	37,134	—	—
Investments accounted for at fair value	1,026,555	—	900,500	126,055
Available-for-sale debt investments	5,126,289	—	5,126,289	—
Total	52,909,220	107,549	49,585,218	3,125,448

21. FAIR VALUE MEASUREMENT (CONTINUED)

		Fair value measurement at reporting date using
		Quoted prices
		in active	Significant	Significant
		markets for	other	other
		identical	observable	unobservable
	December 31,	assets	inputs	inputs
	2023	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB

	(in thousands)
Assets
Fair value disclosure
Short-term investments
Short-term time deposits	7,690,166	—	7,690,166	—
Held-to-maturity debt investments	144,133	—	144,133	—
Long-term investments	—	—	—	—
Long-term time deposits	15,352,785	—	15,352,785	—
Held-to-maturity debt investments	1,701,240	—	1,701,240	—
Fair value measurements on a recurring basis
Short-term investments
Wealth management products	26,415,902	—	24,000,694	2,415,208
Long-term investments
Equity investments without readily determinable fair value using NAV practical expedient (i)	86,240
Equity investments at fair value with readily determinable fair value	32,745	32,745	—	—
Investments accounted for at fair value	627,367	—	512,200	115,167
Available-for-sale debt investments	5,262,159	—	5,262,159	—
Total	57,312,737	32,745	54,663,377	2,530,375
(i)	Investments are measured at fair value using NAV as a practical expedient. These investments have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

The following table summarizes the activities related to fair value of the short-term wealth management products:

Amounts
RMB
(in thousands)
Balance at December 31, 2021 (Level 3)	2,289,646
Transfer from long-term investment	3,317,493
Change in fair value (i)	(1,077)
Exchange adjustment	197,924
Disposal	(2,804,593)
Balance at December 31, 2022 (Level 3)	2,999,393
Change in fair value (i)	136,907
Exchange adjustment	48,354
Disposal	(769,446)
Balance at December 31, 2023 (Level 3)	2,415,208
(i)	Recognized as “Fair value changes in investments, net” on the consolidated statements of comprehensive income (loss).

21. FAIR VALUE MEASUREMENT (CONTINUED)

The following table summarizes the activities related to long-term investments accounted for at fair value:

Amounts
RMB
(in thousands)
Balance at December 31, 2021 (Level 3)	3,583,898
Change in fair value (i)	(283,214)
Dividend Received	(412)
Investment Made	46,972
Exchange adjustment	132,304
Disposal	(36,000)
Transfer to short-term investment	(3,317,493)
Balance at December 31, 2022 (Level 3)	126,055
Change in fair value (i)	4,007
Disposal	(14,895)
Balance at December 31, 2023 (Level 3)	115,167

(i)Recognized as “Fair value changes in investments, net” on the consolidated statements of comprehensive income (loss).

Assets Measured at Fair Value on a Non-Recurring Basis

Investments without readily determinable fair value.

The Group measures equity method investments at fair value on a non-recurring basis only if an impairment charge is recognized.

For those equity investments without readily determinable fair value and accounted for other than under the equity method, the Group measures them at at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. If this measurement alternative is elected, changes in the carrying value of the equity investments will be required to be made whenever there are observable price changes in transactions for identical or similar investments of the same issuer. The implementation guidance notes that an entity should make a “reasonable effort” to identify price changes that are known or that can reasonably be known.

As of December 31, 2022 and 2023, certain investments were assessed for impairment by considering factors, including but not limited to, the stage of development, the business plan, the financial condition, the sufficiency of funding and the operating performance of the investee companies. These investments were measured using unobservable inputs (Level 3) and written down from their respective carrying values to fair value,with impairment charges incurred and recorded in consolidated statements of comprehensive income (loss) for the years then ended.

Non-financial assets.

The Group’s non-financial assets, such as intangible assets, goodwill and property, plant and equipment, would be measured at fair value only if they were determined to be impaired.

The Group reviews the long-lived assets and certain identifiable intangible assets other than goodwill for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. Determination of recoverability is based on an estimate of undiscounted future cash flows resulting from the use of the asset and its eventual disposition. Impairment loss for those assets were recognized based on the impairment test using discounted cash flow method. The impairment recognized on the intangible assets and long-lived assets based on management’s assessment amount to RMB14.3 million, RMB6.3 million and nil, for the years ended December 31, 2021, 2022 and 2023, respectively.

21. FAIR VALUE MEASUREMENT (CONTINUED)

The Group has a policy to perform goodwill impairment testing at the reporting unit level on December 31 annually, and between annual tests whenever a triggering event occurs. When performing the quantitative impairment test at reporting unit level, the Group considers a number of factors including but not limited to expected future cash flows, growth rates, discount rates, and comparable multiples from publicly traded companies in the industry. The impairment recognized on goodwill based on management’s assessment amount to RMB732.4 million, RMB141.8 million and RMB93.4 million for the years ended December 31, 2021, 2022 and 2023, respectively. The fair value of reporting units was determined using Level 3 inputs.